General administrative expenses and other net operating income (expenses) - Details of other operating income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income [Abstract]
Gain on transactions of foreign exchange	₩ 722,827	₩ 1,428,737	₩ 1,403,083
Gain related to derivatives (Designated for hedging)	192,000	114,875	71,179
Gain on fair value hedged items	25,469	8,986	257,910
Others	349,033	288,862	249,509
Total	₩ 1,289,329	₩ 1,841,460	₩ 1,981,681